Shareholders' Equity (Details) - Subsequent Event $ / shares in Units, $ in Thousands	Apr. 15, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Distributions declared (in dollars per share) | $ / shares	$ 0.15
Distributions | $	$ 1,530